Segment Reporting (Details)	12 Months Ended
Dec. 31, 2025 Segment
Segment Reporting [Abstract]
Number of operating segments	2
Description of CODM	Operating segments are defined as components of an enterprise about which separate financial information is available and evaluated regularly by the Group’s chief operating decision maker (“CODM”) in deciding how to allocate resources and in assessing performance. The Group’s CODM is the Chief Executive Officer.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer
NumberOfReportableSegmentsNotDisclosedFlag	true